Stock Option and Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Stock Option and Employee Benefit Plans [Abstract]
Stock Option and Employee Benefit Plans
Note 15 - Stock Option and Employee Benefit Plans

As discussed in Note 1, the Company has two stock option plans.  All authorized shares have been awarded from the 1995 Plan.  There are 144,151 authorized option shares remaining under the 2005 Omnibus Plan at December 31, 2011.  The options granted in the chart below generally vest 20 percent each year over five years and are exercisable over ten years except for 55,115 option shares granted to directors which vest within one year.  Some of the executive officer option shares also include minimum performance triggers as a condition of vesting.

Changes in stock options outstanding for the years ended December 31, 2011, 2010 and 2009 are as follows.

	2011		2010		2009
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning
of year	174,328	$ 17.24	194,814	$ 17.09	192,022	$ 18.28
Granted	13,350	5.26	7,915	11.25	19,291	8.74
Exercised	-	-	-	-	-	-
Forfeited	(37,710)	16.89	(28,401)	14.55	(16,499)	21.12
Outstanding at end of year	149,968	$ 17.14	174,328	$ 17.24	194,814	$ 17.09
Exercisable at end of year	133,618	$ 17.16	163,355	$ 16.87	175,625	$ 16.75

At December 31, 2011, there is no aggregate intrinsic value for the outstanding or exercisable stock options.

Options outstanding at December 31, 2011 are as follows:

	Outstanding			Exercisable
Outstanding Common Options	Remaining Contractual Number	Weighted Average Life	Weighted Average Price	Number	Weighted Average Price
Range of exercise prices
$5.25 - $12.00	39,223	8.42	$ 9.48	25,873	$ 9.51
$12.01 - $15.00	15,466	0.54	13.02	15,466	13.02
$15.01 - $20.00	51,012	2.73	16.69	51,012	16.69
$20.01 - $25.00	27,457	3.15	22.34	27,457	22.34
$25.00 - $28.56	16,810	4.80	26.71	13,810	27.59
Total outstanding	149,968	4.30	$ 17.14	133,618	$ 17.16

Restricted Stock - In 2007 and 2006, the Board granted 20,185 shares of restricted stock under the 2005 Omnibus Plan which awards certain officers common shares of the Company.  The cost of these shares is being amortized against earnings using the vesting schedule over the three and ten year vesting periods.  Restricted stock shares in the amount of 7,391 did not vest due to forfeiture.  Unrecognized compensation cost for restricted stock awards was $81,000 at December 31, 2011.

The Company sponsors a 401(k) employee savings and profit sharing plan in which substantially all full-time employees are eligible to participate.  The plan allows eligible employees to save a portion of their salary on a pre-tax basis.  Contributions by the Company to the plan are discretionary.  Contributions and administrative expenses related to the plan aggregated $10,000, $10,000 and $290,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  The Company did not make a contribution to the plan in 2011 or 2010 and the only costs were for administrative expenses.